Shareholder Report, Average Annual Return (Details) DFEG_International Small Cap Growth Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	International Small Cap Growth Portfolio – Institutional
Average Annual Return, Percent	21.39%	7.40%	7.22%
MSCI World ex USA Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Index (net div.)
Average Annual Return, Percent	23.59%	12.74%	7.75%
MSCI World ex USA Small Cap Growth Index (net div.) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World ex USA Small Cap Growth Index (net div.)
Average Annual Return, Percent	23.59%	6.29%	7.33%